Investments at Net Asset Value	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at Net Asset Value	Investments at Net Asset Value
The Plan has common trust investments with BlackRock, Northern Trust, and State Street Global Advisors. Units of the funds are valued on the valuation date, which is defined as either each day that trading occurs on the NYSE or that the fund is open for business, depending on the common trust. Redemption frequency is on a daily basis and, as of December 31, 2025 and 2024, there were no unfunded commitments.